Stock-based Activity (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense	$ 1,389,008	$ 285,426	$ 1,471,780	$ 366,868	$ 604,976	$ 326,644
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense	284,125	246,626	325,701	77,428	163,019	166,796
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense	$ 1,104,883	$ 38,800	$ 1,146,079	$ 289,440	$ 441,957	$ 159,848